Schedule of investments
Nomura Tax-Free California Fund	May 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.56%
Education Revenue Bonds — 22.65%
Anaheim, California Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System Improvements) Series A 5.50% 10/1/55	1,000,000	$ 1,048,110
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	1,028,025
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	2,045,000	2,373,918
Series V-1 5.00% 5/1/49	3,500,000	3,975,895
Series V-2 2.25% 4/1/51	830,000	537,358
Series V-2 5.00% 4/1/51	500,000	562,185

(University of Southern California) Series A 5.00% 10/1/55	2,675,000	2,821,697
California Enterprise Development Authority Revenue
(Curtis School Foundation Project) 4.00% 6/1/53	1,000,000	925,660
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	1,395,000	1,343,427
(Real Journey Academies – Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	941,120
California Infrastructure & Economic Development Bank Revenue
144A 5.25% 7/1/64 #	1,000,000	934,000
(UCSF Clinical and Life Science) 5.25% 5/15/59	2,000,000	2,114,860
California Municipal Finance Authority Revenue
(Ascent 613 Project) Series A 144A 5.50% 1/1/60 #	1,000,000	1,009,160
(California Baptist University)
Series A 144A 5.375% 11/1/45 #	775,000	796,855
Series A 144A 5.625% 11/1/54 #	500,000	508,080

(CHF - Davis I, LLC - West Village Student Housing Project) 4.00% 5/15/48 (BAM)	300,000	276,477
(Emerson College) Series B 5.00% 1/1/33	1,040,000	1,063,005
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	783,675
NQ- WEST [0526] 0726 (5720453)    1

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	$ 645,290
Series A 144A 5.00% 7/1/49 #	300,000	283,332

(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	472,705
(Westside Neighborhood School Project) 144A 6.20% 6/15/54 #	1,650,000	1,731,807
California School Finance Authority Revenue
Series A 144A 6.00% 6/1/63 #	500,000	490,915
(Aspire Public Schools - Obligated Group)
144A 5.00% 8/1/41 #	225,000	225,027
Series A 144A 5.00% 8/1/45 #	715,000	702,059

(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	983,400
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	238,050
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	886,830
(Escuela Popular Project) 144A 6.50% 7/1/50 #	515,000	458,324
(Fortune School of Education Obligated Group) Series A 144A 5.125% 6/1/64 #	1,500,000	1,285,725
(Granada Hills Charter School Obligated Group)
144A 5.00% 7/1/49 #	1,250,000	1,206,662
Series A 144A 5.00% 7/1/64 #	1,800,000	1,682,820
(Green Dot Public Schools California Projects)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,000,400
Series A 144A 5.00% 8/1/48 #	1,050,000	1,026,627
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	500,200
Series A 144A 5.25% 7/1/51 #	840,000	833,809

(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	700,000	706,734
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	777,465
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	470,000	470,127
(Integrity Charter School Project) 144A 5.60% 7/1/64 #	1,500,000	1,415,835
2    NQ- WEST [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue

(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	$ 920,090
(Magnolia Public Schools-Obligated Group) Series A 144A 5.00% 7/1/55 #	2,700,000	2,611,386
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	508,010
144A 5.50% 8/1/47 #	525,000	526,381
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	281,257
Series A 144A 5.125% 6/1/53 #	800,000	770,336
Series A 144A 5.375% 5/1/63 #	1,000,000	981,110

(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	500,000	478,690
California State University Systemwide Revenue
Series A 3.00% 11/1/52	6,650,000	4,928,115
Series A 5.25% 11/1/50	1,000,000	1,088,800
Series A 5.25% 11/1/56	2,000,000	2,157,880
Regents of the University of California General Revenue
Series BS 5.00% 5/15/44	2,000,000	2,179,860
Series CC 5.00% 5/15/47	2,500,000	2,690,450
Series CC 5.00% 5/15/53	2,000,000	2,114,200
		63,304,215
Electric Revenue Bonds — 6.50%
Los Angeles, California Department of Water & Power Revenue
Series A 5.00% 7/1/50	3,500,000	3,609,970
Series D 5.00% 7/1/47	1,070,000	1,113,217
Series D 5.00% 7/1/52	2,000,000	2,059,680
(Power System)
Series C 5.00% 7/1/44	2,300,000	2,439,012
Series D 5.00% 7/1/26	1,000,000	1,001,650
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/29 ‡	500,000	368,125
Series A 5.00% 7/1/42 ‡	350,000	257,688
Series A 5.05% 7/1/42 ‡	70,000	51,538
Series A 6.75% 7/1/36 ‡	185,000	137,131
Series AAA 5.25% 7/1/26 ‡	40,000	29,400
Series CCC 5.25% 7/1/27 ‡	325,000	239,281
Series TT 5.00% 7/1/32 ‡	340,000	250,325
Series TT 5.00% 7/1/37 ‡	1,165,000	857,731
NQ- WEST [0526] 0726 (5720453)    3

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28 ‡	470,000	$ 346,037
Series WW 5.25% 7/1/33 ‡	335,000	246,644
Series WW 5.50% 7/1/38 ‡	730,000	537,462
Series XX 4.75% 7/1/26 ‡	45,000	33,131
Series XX 5.25% 7/1/40 ‡	230,000	169,338
Series XX 5.75% 7/1/36 ‡	150,000	110,438
Series ZZ 4.75% 7/1/27 ‡	35,000	25,769
Series ZZ 5.25% 7/1/26 ‡	55,000	40,425
Southern California Public Power Authority Revenue
(Southern Transmission System Renewal Project)
Series 1 5.00% 7/1/53	1,000,000	1,026,610
Series 1 5.25% 7/1/45 (BAM)	1,000,000	1,092,860
Series 1 5.25% 7/1/53	2,000,000	2,114,260
		18,157,722
Healthcare Revenue Bonds — 12.84%
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	2,500,000	1,864,975
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,464,664
(CommonSpirit Health)
Series A 4.00% 4/1/45	2,280,000	2,176,443
Series A 4.00% 4/1/49	5,550,000	5,062,044

(Episcopal Communities & Services) Series B 5.25% 11/15/53	1,400,000	1,431,388
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	2,000,000	2,224,420
California Infrastructure & Economic Development Bank Revenue
(Adventist Health Energy Projects) Series A 5.25% 7/1/54	3,850,000	3,929,040
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	950,000	951,017
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	561,175
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	631,860
Series A 4.00% 11/15/56	1,075,000	889,573

4    NQ- WEST [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue

(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	$ 499,950
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AG)	500,000	503,930
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/46 #	500,000	474,730
Series A 144A 5.00% 11/15/56 #	1,640,000	1,458,796
California Statewide Communities Development Authority Revenue
(Emanate Health) Series A 4.00% 4/1/45	500,000	477,910
(Enloe Medical Center) Series A 5.25% 8/15/52 (AG)	2,000,000	2,031,140
(Front Porch Communities and Services) 4.00% 4/1/51	1,000,000	860,000
(HR Ontario Hotel Project) Series A 5.00% 4/1/56	2,750,000	2,826,753
(John Muir Health) Series A 5.25% 12/1/54	3,265,000	3,442,518
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	454,945
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	469,217
5.00% 7/1/32	900,000	951,291
Washington Township, California Health Care District Revenue
Series A 3.75% 7/1/31	255,000	252,116
		35,889,895
Housing Revenue Bonds — 2.94%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,120,140
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	2,010,000	1,434,979
NQ- WEST [0526] 0726 (5720453)    5

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Witmer Manor) Series A 4.875% 11/1/43 (FNMA)	1,000,000	$ 1,029,000
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,000,670
Series A 5.25% 5/15/49	850,000	850,340
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	242,888
New Hampshire Business Finance Authority Revenue
(Social Certificates) Series 4 3.809% 7/20/39 •	1,974,859	1,918,358
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	625,000	626,362
		8,222,737
Industrial Development Revenue/Pollution ControlRevenue Bonds — 12.76%
California Community Choice Financing Authority Revenue
(Clean Energy Project)
5.00% 5/1/54 •	2,500,000	2,652,775
Series A-1 5.00% 12/1/53 •	1,500,000	1,566,615
Series A-1 5.00% 4/1/56 •	2,500,000	2,701,650
Series B 5.00% 1/1/55 •	2,000,000	2,059,180
Series B 5.00% 3/1/56 •	3,000,000	3,227,370
Series C 5.25% 1/1/54 •	3,000,000	3,186,420
Series D 5.50% 5/1/54 •	2,000,000	2,089,340

(Green Bonds) Series E 5.00% 2/1/55 •	2,500,000	2,657,975
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation - Stanislaus County Tobacco Funding Corporation) Series D 9.019% 6/1/55 ^	1,000,000	80,150
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 144A 12.00% 1/1/65 (AMT) #, •	2,625,000	1,470,000
6    NQ- WEST [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California M-S-R Energy Authority Revenue
Series C 6.50% 11/1/39	1,905,000	$ 2,349,189
Series C 7.00% 11/1/34	300,000	361,458
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	3,375
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	940,103
California Statewide Communities Development Authority Revenue
(HR Ontario Hotel Project) Series A 144A 6.25% 9/2/61 #	400,000	410,156
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	47,000,000	2,172,340
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 5.267% 6/1/66 ^	14,175,000	1,417,358
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	8,500,000	541,280
Series F 144A 1.437% 6/1/57 #, ^	30,440,000	1,562,181
Long Beach, California Bond Finance Authority Natural Gas Purchase Revenue
Series A 5.50% 11/15/37	165,000	188,600
Southern California Public Power Authority Revenue
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	315,181
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.028% 6/1/46 ^	16,770,000	2,894,670
(Capital Appreciation - Third Subordinate Lien) Series D 7.487% 6/1/46 ^	5,270,000	797,035
		35,644,401
Lease Revenue Bonds — 2.76%
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AG)	1,525,000	1,436,001
NQ- WEST [0526] 0726 (5720453)    7

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California State Public Works Board Revenue
(May Lee State Office Complex) Series A 5.00% 4/1/49	2,500,000	$ 2,635,450
(Various Capital Projects) Series C 5.00% 11/1/50	1,000,000	1,061,410
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	1,000,000	972,270
Los Angeles, California Municipal Improvement Revenue
(Los Angeles Convention Center) Series A 5.50% 5/1/55	1,500,000	1,610,325
		7,715,456
Local General Obligation Bonds — 1.20%
Alameda, California Oakland Unified School District
Series A 5.25% 8/1/48 (AG)	1,500,000	1,596,840
Bass Lake, California Joint Union Elementary School District Election of 2006
4.40% 8/1/45 (AG) ^	2,025,000	868,259
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	891,810
		3,356,909
Pre-Refunded Bonds — 0.17%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	55,000	58,153
California School Finance Authority Revenue
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	160,000	165,974
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49-29 (AMT) §	20,000	20,239
Series E 4.00% 5/1/50-29 (AMT) §	215,000	217,567
		461,933
Special Tax Revenue Bonds — 10.26%
Commonwealth of Puerto Rico Revenue
3.197% 11/1/43 •	4,120,619	2,848,378
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	4,971,803	4,877,466
8    NQ- WEST [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Jurupa Valley, California Community Facilities District No. 36 Revenue
(Eastvale Area) Series A 4.125% 9/1/42	200,000	$ 191,910
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	532,825
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.674% 7/1/51 ^	2,673,000	717,888
Series A-1 4.75% 7/1/53	3,727,000	3,590,443
Series A-1 5.00% 7/1/58	5,995,000	5,924,199
Series A-1 5.739% 7/1/46 ^	23,029,000	8,405,815
Series A-2 4.329% 7/1/40	1,595,000	1,590,470
		28,679,394
State General Obligation Bonds — 8.24%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,257,743	1,198,743
Series A-1 4.00% 7/1/46	3,154,636	2,797,878
State of California
(Various Purpose)
3.00% 3/1/46	1,250,000	1,020,225
3.00% 12/1/46	1,000,000	812,820
4.125% 3/1/45	1,000,000	1,009,160
5.00% 9/1/39	2,350,000	2,637,193
5.00% 11/1/52	2,500,000	2,650,675
5.00% 10/1/56	2,000,000	2,113,700
5.25% 8/1/44	2,500,000	2,786,650
5.25% 8/1/55	3,250,000	3,499,470
5.50% 8/1/49	2,250,000	2,487,848
		23,014,362
Transportation Revenue Bonds — 15.06%
California Municipal Finance Authority Revenue
(LINXS APM Project) Series A 4.00% 12/31/47 (AMT)	1,750,000	1,584,922
(SFMTA Potrero Yard Modernization Project)
Series A 5.00% 9/1/60	1,000,000	1,035,470
Series A 5.50% 9/1/60	1,000,000	1,078,580
NQ- WEST [0526] 0726 (5720453)    9

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	$ 1,673,652
Series D 5.25% 5/15/51	2,000,000	2,153,940
Series E 5.25% 5/15/55	2,500,000	2,680,625
Series F 4.00% 5/15/49 (AMT)	2,000,000	1,822,780
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,396,935

(Sustainable Bonds) Series A 5.50% 5/15/55 (AMT)	3,000,000	3,191,700
County of Sacramento, California Airport System Revenue
5.25% 7/1/54	1,285,000	1,364,182
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Subseries B-2 3.50% 1/15/53 (AG)	500,000	418,265
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	972,040
Series A 4.00% 1/15/46 (BAM)	1,000,000	979,900
Riverside County, California Transportation Commission Revenue
(RCTC 91 Express Lanes) Series B-1 3.00% 6/1/49	2,735,000	2,075,756
San Diego County, California Regional Airport Authority Revenue
Series B 5.00% 7/1/37 (AMT)	1,000,000	1,014,400
(Private Activity)
Series B 5.00% 7/1/46 (AMT)	1,500,000	1,539,135
Series B 5.50% 7/1/55 (AMT)	2,575,000	2,737,457
Subordinate Series B 4.00% 7/1/56 (AMT)	1,000,000	872,640
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49 (AMT)	1,755,000	1,599,612
Series A 5.25% 5/1/44 (AMT)	1,500,000	1,619,220
Series A 5.25% 5/1/45 (AMT)	1,000,000	1,086,160
Series A 5.25% 5/1/55 (AMT)	2,440,000	2,538,478
Series A 5.50% 5/1/56 (AMT)	1,000,000	1,065,660
Series B 5.00% 5/1/56	1,000,000	1,052,290
Series D 5.50% 5/1/55 (AMT)	3,500,000	3,714,900
Series E 4.00% 5/1/50 (AMT)	910,000	823,532
		42,092,231
10    NQ- WEST [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 3.18%
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	1,400,000	$ 1,425,802
California State Department of Water Resources Revenue
(Central Valley Project) Series A 5.00% 12/1/56	1,000,000	1,059,350
City of San Francisco, California Public Utilities Commission Water Revenue
(Hetch Hetchy Water) Series E 5.25% 11/1/55	3,500,000	3,766,245
Guam Government Waterworks Authority Revenue
Series A 5.00% 1/1/46	1,000,000	1,028,710
Los Angeles, California Department of Water & Power Water System Revenue
Series C 5.00% 7/1/44 (BAM)	1,500,000	1,611,450
		8,891,557
Total Municipal Bonds (cost $276,748,394)		275,430,812
	Number of shares
Warrants — 0.03%
DesertXpress Enterprises =, †	21,000	64,313
Total Warrants (cost $2)		64,313
Principal amount°
Short-Term Investments — 1.14%
Variable Rate Demand Notes — 1.14%
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds)
Series D 2.35% 4/1/59 (LOC - TD Bank, N.A.)¤	2,100,000	2,100,000
NQ- WEST [0526] 0726 (5720453)    11

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds)
Series I 1.57% 4/1/59 (LOC - TD Bank, N.A.)¤	1,100,000	$ 1,100,000
Total Short-Term Investments (cost $3,200,000)		3,200,000
Total Value of Securities—99.73% (cost $279,948,396)		278,695,125

Receivables and Other Assets Net of Liabilities—0.27%		751,601
Net Assets Applicable to 25,677,076 Shares Outstanding—100.00%		$279,446,726
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2026, the aggregate value of Rule 144A securities was $42,983,134, which represents 15.38% of the Fund’s net assets.
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
12    NQ- WEST [0526] 0726 (5720453)

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
FNMA – Federal National Mortgage Association
ICEF – Inner City Education Foundation
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
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